Components of Other Comprehensive Income/(Loss)	12 Months Ended
Dec. 31, 2018
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Components of Other Comprehensive Income/(Loss)
Components of Other Comprehensive Income/(Loss)
The following table provides the changes in accumulated other comprehensive income/(loss) by component, net of tax, for the years ended December 31, 2018, 2017, and 2016:

(Dollars in thousands)	Securities AFS	Cash Flow Hedges	Pension and Post-retirement Plans	Total
Balance as of December 31, 2015	$3,394	$—	$(217,586)	$(214,192)
Net unrealized gains/(losses)	(19,709)	130	(16,322)	(35,901)
Amounts reclassified from AOCI	(917)	(1,395)	4,751	2,439
Other comprehensive income/(loss)	(20,626)	(1,265)	(11,571)	(33,462)
Balance as of December 31, 2016	(17,232)	(1,265)	(229,157)	(247,654)
Net unrealized gains/(losses)	(4,467)	(2,156)	(13,377)	(20,000)
Amounts reclassified from AOCI	(298)	(2,945)	5,618	2,375
Other comprehensive income/(loss)	(4,765)	(5,101)	(7,759)	(17,625)
Balance as of December 31, 2017	(21,997)	(6,366)	(236,916)	(265,279)
Adjustment to reflect adoption of ASU 2018-02	(4,837)	(1,398)	(51,311)	(57,546)
Balance as of December 31, 2017, as adjusted	(26,834)	(7,764)	(288,227)	(322,825)
Adjustment to reflect adoption of ASU 2016-01 and ASU 2017-12	(5)	(206)	—	(211)
Beginning balance, as adjusted	(26,839)	(7,970)	(288,227)	(323,036)
Net unrealized gains/(losses)	(48,858)	(6,284)	(9,435)	(64,577)
Amounts reclassified from AOCI	(39)	2,142	8,894	10,997
Other comprehensive income/(loss)	(48,897)	(4,142)	(541)	(53,580)
Balance as of December 31, 2018	$(75,736)	$(12,112)	$(288,768)	$(376,616)

Reclassifications from AOCI, and related tax effects, were as follows:

(Dollars in thousands)
Details about AOCI	2018	2017	2016	Affected line item in the statement where net income is presented
Securities AFS:
Realized (gains)/losses on securities AFS	$(52)	$(483)	$(1,485)	Debt securities gains/(losses), net
Tax expense/(benefit)	13	185	568	Provision/(benefit) for income taxes
	(39)	(298)	(917)
Cash flow hedges:
Realized (gains)/losses on cash flow hedges	2,845	(4,771)	(2,260)	Interest and fees on loans
Tax expense/(benefit)	(703)	1,826	865	Provision/(benefit) for income taxes
	2,142	(2,945)	(1,395)
Pension and Postretirement Plans:
Amortization of prior service cost and net actuarial gain/(loss)	11,814	9,101	7,697	All other expense
Tax expense/(benefit)	(2,920)	(3,483)	(2,946)	Provision/(benefit) for income taxes
	8,894	5,618	4,751
Total reclassification from AOCI	$10,997	$2,375	$2,439